QRAFT AI-Enhanced U.S. High Dividend ETF

SCHEDULE OF INVESTMENTS

July 31, 2020 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 99.7%
	COMMUNICATION SERVICES — 3.5%
827	BCE, Inc.	$34,676
832	CenturyLink, Inc.	8,029
65	IAC/InterActiveCorp*	8,607
215	Match Group, Inc.*	22,081
446	News Corp. - Class A	5,673
366	ViacomCBS, Inc. - Class A	10,153
248	Yandex N.V. - Class A	14,270
		103,489
	CONSUMER DISCRETIONARY — 23.3%
52	Advance Auto Parts, Inc.	7,807
195	Best Buy Co., Inc.	19,420
520	Carnival Corp.	7,218
531	eBay, Inc.	29,354
1,190	Fiat Chrysler Automobiles N.V.	12,078
3,016	Ford Motor Co.	19,936
110	Genuine Parts Co.	9,916
816	Home Depot, Inc.	216,640
580	Las Vegas Sands Corp.	25,311
572	Lowe’s Cos., Inc.	85,177
373	MGM Resorts International	6,002
53	Mohawk Industries, Inc.	4,232
321	Newell Brands, Inc.	5,264
1,180	NIKE, Inc. - Class B	115,180
30	Pool Corp.	9,501
158	Royal Caribbean Cruises Ltd.	7,696
378	Target Corp.	47,583
87	Tractor Supply Co.	12,418
295	VF Corp.	17,806
71	Wayfair, Inc. - Class A	18,892
47	Whirlpool Corp.	7,667
		685,098
	CONSUMER STAPLES — 25.7%
1,410	Altria Group, Inc.	58,021
95	Clorox Co.	22,468
346	Coca-Cola European Partners PLC	14,245
650	Colgate-Palmolive Co.	50,180
272	Estee Lauder Cos., Inc. - Class A	53,731
590	Kroger Co.	20,526
163	Molson Coors Beverage Co. - Class B	6,116
1,053	PepsiCo, Inc.	144,956
1,181	Philip Morris International, Inc.	90,713

QRAFT AI-Enhanced U.S. High Dividend ETF

SCHEDULE OF INVESTMENTS - Continued

July 31, 2020 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	CONSUMER STAPLES (Continued)
385	Sysco Corp.	$20,347
667	Walgreens Boots Alliance, Inc.	27,154
1,893	Walmart, Inc.	244,954
		753,411
	ENERGY — 4.7%
496	Baker Hughes Co.	7,683
1,083	Canadian Natural Resources Ltd.	19,126
2,043	Energy Transfer LP	13,382
441	EOG Resources, Inc.	20,661
662	Halliburton Co.	9,486
492	Marathon Petroleum Corp.	18,794
802	MPLX LP	14,652
682	Occidental Petroleum Corp.	10,735
1,401	Suncor Energy, Inc.	22,080
		136,599
	FINANCIALS — 0.9%
1,085	Annaly Capital Management, Inc. - REIT	8,040
321	Ares Capital Corp.	4,526
1,566	Deutsche Bank A.G.	13,969
		26,535
	HEALTH CARE — 10.8%
1,120	AbbVie, Inc.	106,299
323	Bausch Health Cos., Inc.	5,901
231	Cerner Corp.	16,043
990	CVS Health Corp.	62,311
687	Eli Lilly and Co.	103,249
110	ResMed, Inc.	22,276
		316,079
	INDUSTRIALS — 8.4%
102	C.H. Robinson Worldwide, Inc.	9,559
112	Cummins, Inc.	21,645
453	Emerson Electric Co.	28,091
435	Fastenal Co.	20,462
198	FedEx Corp.	33,343
331	Howmet Aerospace, Inc.	4,892
563	Johnson Controls International plc	21,664
28	Lennox International, Inc.	7,508
198	Masco Corp.	11,318
657	Raytheon Technologies Corp.	37,239
41	Snap-on, Inc.	5,981

QRAFT AI-Enhanced U.S. High Dividend ETF

SCHEDULE OF INVESTMENTS - Continued

July 31, 2020 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	INDUSTRIALS (Continued)
386	Southwest Airlines Co.	$11,924
117	Stanley Black & Decker, Inc.	17,938
40	W.W. Grainger, Inc.	13,661
		245,225
	INFORMATION TECHNOLOGY — 20.3%
166	Autodesk, Inc.*	39,247
211	Cadence Design Systems, Inc.*	23,052
93	Citrix Systems, Inc.	13,277
410	Cognizant Technology Solutions Corp. - Class A	28,011
76	Dolby Laboratories, Inc. - Class A	5,289
972	Hewlett Packard Enterprise Co.	9,594
1,085	HP, Inc.	19,074
673	International Business Machines Corp.	82,739
197	Intuit, Inc.	60,355
110	Lam Research Corp.	41,487
126	Logitech International S.A.	9,226
166	NetApp, Inc.	7,354
446	NortonLifeLock, Inc.	9,567
211	NXP Semiconductors N.V.	24,799
61	Pegasystems, Inc.	7,130
855	QUALCOMM, Inc.	90,296
195	Seagate Technology PLC	8,818
126	Teradyne, Inc.	11,209
698	Texas Instruments, Inc.	89,030
227	Western Digital Corp.	9,784
311	Western Union Co.	7,551
		596,889
	MATERIALS — 1.3%
178	PPG Industries, Inc.	19,162
48	Reliance Steel & Aluminum Co.	4,716
98	RPM International, Inc.	7,996
196	Westrock Co.	5,265
		37,139
	REAL ESTATE — 0.8%
466	Brookfield Property Partners LP	5,214
232	Simon Property Group, Inc. - REIT	14,465
817	VEREIT, Inc. - REIT	5,319
		24,998
	TOTAL COMMON STOCKS
	(Cost $2,747,566)	2,925,462

QRAFT AI-Enhanced U.S. High Dividend ETF

SUMMARY OF INVESTMENTS - Concluded

July 31, 2020 (Unaudited)

Number of Shares		Value
	WARRANTS — 0.0%
	ENERGY — 0.0%
68	Occidental Petroleum Corp.	$381
	TOTAL WARRANTS
	(Cost $-)	381

	SHORT-TERM INVESTMENTS — 0.3%
9,014	Invesco Government & Agency Portfolio Institutional Class, 0.07%#	9,014
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $9,014)	9,014
	TOTAL INVESTMENTS — 100.0%
	(Cost $2,756,580)	2,934,857
	Other Assets in Excess of Liabilities — 0.0%	1,361
	TOTAL NET ASSETS — 100.0%	$2,936,218

*	Non-income producing security.
#	The rate is the annualized seven-day yield at period end.